Intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 5,079,026	$ 5,081,381
Accumulated amortization	(486,439)	(370,538)
Net book value	4,592,587	4,710,843
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total cost	4,055,260	4,056,642
Order backlog
Finite-Lived Intangible Assets [Line Items]
Total cost	527,451	528,022
Trade names & brands
Finite-Lived Intangible Assets [Line Items]
Total cost	204,648	204,685
Patient database
Finite-Lived Intangible Assets [Line Items]
Total cost	170,456	170,525
Technology assets
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 121,211	$ 121,507